Consolidated Balance Sheets - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Current assets
Cash and cash equivalents	$ 547,498	$ 1,033,634
Accounts receivables, net	330,892	361,735
Inventories, net	71,486	95,870
Advances to suppliers	19,168	598
Loans receivable from franchisees, net	745,992	300,315
Other receivables and other current assets	1,114,871	366,753
Total current assets	2,844,246	2,176,146
Non-current Assets
Property and equipment, net	103,960	38,571
Intangible assets, net	7,621	8,404
Operating lease right of use asset, net	70,739	31,864
Other non-current assets	56,717	9,882
Total non-current assets	239,037	88,721
TOTAL ASSETS	3,083,283	2,264,867
Current liabilities
Accounts payable	24,069	197,155
Taxes payable	1,001,024	579,911
Operating lease liabilities – current	17,573	21,970
Contract liability	325,924	250,549
Accruals and other payables	155,863	125,156
Total current liabilities	1,524,453	1,242,902
Non-current liabilities
Operating lease liabilities – non-current	52,745	9,492
Total non-current liabilities	52,745	9,492
TOTAL LIABILITIES	1,577,198	1,252,394
Commitments and contingencies
Shareholders’ equity
Ordinary shares (2,500,000,000 shares authorized, par value $0.00002, 25,000,000 shares issued and outstanding as of October 31, 2024 and 2023)	500	500
Subscription receivable		(500)
Additional paid in capital	1,161,211	1,161,211
Statutory reserve	131,962	30,422
Retained earning (Accumulated deficits)	271,788	(105,233)
Accumulated other comprehensive loss	(59,376)	(73,927)
Total Shareholders’ equity	1,506,085	1,012,473
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,083,283	2,264,867
Related Party
Current assets
Due from related parties	14,339	17,241
Current liabilities
Due to related parties		$ 68,161